Vanguard® New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.0%)
New Jersey (88.2%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/2026	200	202
[1]	Atlantic City Board of Education GO	4.000%	4/1/2027	210	215
[1]	Atlantic City Board of Education GO	4.000%	4/1/2028	230	238
[1]	Atlantic City Board of Education GO	4.000%	4/1/2029	215	224
[1]	Atlantic City Board of Education GO	4.000%	4/1/2030	170	177
[1]	Atlantic City Board of Education GO	4.000%	4/1/2031	175	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/2032	175	179
[1]	Atlantic City Board of Education GO	4.000%	4/1/2033	180	183
[1]	Atlantic City Board of Education GO	4.000%	4/1/2034	150	152
[2]	Atlantic City NJ GO	5.000%	3/1/2032	750	771
[2]	Atlantic City NJ GO	5.000%	3/1/2037	4,420	4,490
[1]	Atlantic City NJ GO	5.000%	3/1/2037	1,010	1,026
[2]	Atlantic City NJ GO	5.000%	3/1/2042	710	714
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2028	250	266
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2029	200	217
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/2035	350	375
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2036	275	278
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2037	710	712
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2038	350	347
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2039	300	294
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2040	600	584
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2041	525	497
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/2047	810	703
	Atlantic County NJ GO	2.000%	6/1/2035	1,160	955
	Atlantic County NJ GO	2.000%	6/1/2038	785	583
	Atlantic County NJ GO	2.000%	6/1/2039	1,310	940
	Bergen County NJ GO	3.000%	7/15/2035	2,460	2,318
	Bergenfield Borough NJ GO	3.000%	8/1/2040	1,645	1,413
	Bergenfield Borough NJ GO	3.000%	8/1/2041	1,645	1,384
	Bergenfield Borough NJ GO	3.000%	8/1/2042	1,645	1,359
	Borough of New Providence NJ GO	3.000%	7/15/2037	1,500	1,370
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/2043	6,655	5,303
	Burlington County NJ GO	3.000%	5/1/2033	1,745	1,683
	Burlington County NJ GO	3.000%	5/1/2034	1,790	1,703
	Burlington Township Board of Education GO	2.250%	2/15/2043	2,565	1,746
	Burlington Township NJ GO	4.125%	10/1/2042	690	667
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	4.000%	7/15/2027	100	101
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/2032	970	1,019
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/2052	1,865	1,720
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/2062	10,120	9,127
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2052	2,325	2,378
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2062	7,655	7,795
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2032	515	530
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/2034	500	512
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/2026	225	227
	Camden County NJ GO	3.000%	3/1/2033	550	532
	Cape May NJ GO	3.000%	10/1/2031	1,000	989
	Cape May NJ GO	2.375%	10/1/2032	3,815	3,497
[1]	Carlstadt Borough NJ GO	2.000%	6/15/2032	1,700	1,488
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	500	544
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	550	599
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,020	1,097
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	775	834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	2,500	2,656
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	1,600	1,685
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2039	660	695
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	1,600	1,673
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2040	910	951
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	2,600	2,689
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2041	1,920	1,986
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	1,950	1,997
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2042	2,420	2,478
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2043	1,725	1,759
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/2044	3,250	2,842
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2044	2,000	2,033
[1]	Clifton Board of Education GO	2.000%	8/15/2040	3,875	2,578
[1]	Clifton Board of Education GO	2.125%	8/15/2042	1,850	1,173
[1]	Clifton Board of Education GO	2.125%	8/15/2043	1,155	713
[1]	Clifton Board of Education GO	2.250%	8/15/2045	7,940	4,816
[2]	Deptford Township Board of Education GO	2.500%	7/15/2037	1,090	862
	East Brunswick Township Board of Education GO	4.000%	5/15/2033	350	363
	East Brunswick Township Board of Education GO	3.000%	5/15/2037	620	546
	East Brunswick Township Board of Education GO	3.000%	5/15/2038	500	431
	East Brunswick Township Board of Education GO	3.000%	5/15/2039	730	624
	East Brunswick Township Board of Education GO	3.000%	5/15/2040	755	637
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2034	400	377
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/2035	400	367
[2]	East Rutherford Board of Education GO	2.250%	7/15/2041	668	442
	Edgewater Borough NJ GO	1.000%	2/15/2034	1,105	868
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2030	165	169
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2038	545	515
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2040	375	375
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2046	815	699
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2051	3,300	2,716
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2054	500	464
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/2056	11,030	8,858
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/2060	1,000	754
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/2064	775	701
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2040	1,575	1,395
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2060	3,850	2,903
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	5.000%	8/1/2035	250	269
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2037	300	297
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2038	615	598
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2039	635	610
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2040	665	629
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2041	690	644
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2056	3,800	3,231
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/2060	1,000	836
	Essex County NJ GO	2.000%	9/1/2033	1,905	1,638
	Essex County NJ GO	3.000%	8/15/2034	1,495	1,444
	Essex County NJ GO	3.000%	8/15/2035	3,000	2,843
	Essex County NJ GO	3.000%	8/15/2036	4,880	4,544
	Essex County NJ GO	2.000%	9/1/2036	1,250	979
	Essex County NJ GO	2.000%	9/1/2037	2,035	1,542
	Essex County NJ GO	2.000%	9/1/2047	3,900	2,243
	Ewing Township Board of Education GO	4.000%	7/15/2034	3,040	3,072
	Ewing Township Board of Education GO	4.000%	7/15/2035	3,045	3,061
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/2039	1,950	1,672
	Fort Lee Borough NJ GO	2.000%	11/1/2033	2,715	2,300
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/2046	5,500	5,557
[4]	Freddie Mac Pool	3.350%	6/1/2038	4,186	3,840
	Freehold Township Board Of Education GO	4.125%	8/15/2043	5,000	4,764
	Freehold Township Board Of Education GO	4.250%	8/15/2045	8,000	7,633
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/2028	4,150	4,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/2028	6,535	5,940
	Gloucester County Improvement Authority College & University Revenue (Rowan University Business & Engineering School Projects)	5.000%	7/1/2044	930	932
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2033	275	297
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/2034	350	375
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2038	1,750	1,755
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2040	650	637
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/2051	2,500	2,205
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2036	725	780
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2038	1,150	1,217
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2039	650	684
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2040	1,250	1,309
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2041	1,150	1,197
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2042	700	723
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2043	1,000	1,028
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2044	1,000	1,024
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2049	4,000	4,046
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/2054	2,500	2,519
[5]	Gloucester County Improvement Authority Student Loan Revenue (Rowan University Projects)	5.000%	7/1/2043	2,535	2,617
[5]	Gloucester County Improvement Authority Student Loan Revenue (Rowan University Projects)	5.000%	7/1/2044	1,600	1,642
[1]	Haddon Township NJ GO	2.000%	3/1/2032	970	856
	Hoboken NJ GO	3.000%	2/15/2051	1,455	1,040
	Hoboken NJ GO	3.000%	2/15/2052	1,455	1,029
	Howell Township NJ GO	2.000%	10/1/2036	1,980	1,493
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,000	1,892
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	2,000	1,845
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	2,000	1,791
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	2,000	1,749
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	2,000	1,702
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	3,980	3,310
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2041	4,500	4,248
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/2051	11,500	10,056
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/2037	2,120	2,144
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/2042	1,300	1,300
	Hudson County NJ BAN GO	4.000%	2/26/2026	5,000	5,034
	Hudson County NJ GO	3.000%	11/15/2033	2,450	2,355
	Hudson County NJ GO	2.000%	11/15/2034	1,775	1,438
	Hudson County NJ GO	2.000%	11/15/2035	1,000	783
	Hudson County NJ GO	2.125%	11/15/2036	1,920	1,475
	Hudson County NJ GO	2.125%	11/15/2037	1,000	744
	Hudson County NJ GO	2.250%	11/15/2038	1,520	1,109
	Hudson County NJ GO	2.375%	11/15/2039	1,000	719
	Hudson County NJ GO	2.375%	11/15/2040	1,000	699
	Hudson County NJ GO	3.000%	11/15/2041	1,700	1,341
[1]	Jersey City Board of Education GO	5.000%	8/15/2038	350	377
[1]	Jersey City Board of Education GO	5.000%	8/15/2039	450	482
[1]	Jersey City Board of Education GO	4.000%	8/15/2040	650	637
[1]	Jersey City Board of Education GO	4.000%	8/15/2041	500	481
[1]	Jersey City Board of Education GO	4.125%	8/15/2042	875	838
[1]	Jersey City Board of Education GO	4.125%	8/15/2043	625	588
[1]	Jersey City Board of Education GO	4.125%	8/15/2044	1,150	1,064
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2041	800	891
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2042	400	442
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2044	1,250	1,373
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2045	460	504
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2048	1,000	1,092
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2051	1,465	1,593
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/2055	2,475	2,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2041	400	445
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2042	1,000	1,104
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2044	365	401
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2045	250	274
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2048	1,200	1,310
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/2049	2,000	2,027
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/2054	1,455	1,496
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/2055	1,570	1,701
	Jersey City NJ GO	5.000%	11/1/2031	510	533
	Jersey City NJ GO	5.000%	11/1/2033	415	431
	Jersey City NJ GO	4.000%	11/1/2034	2,000	2,014
	Jersey City NJ GO	4.000%	11/1/2035	1,170	1,175
[2]	Jersey City NJ GO	4.000%	10/1/2037	2,860	2,886
	Jersey City NJ GO	5.000%	11/1/2037	1,000	1,023
	Jersey City NJ GO	3.000%	2/15/2038	7,635	6,611
[2]	Jersey City NJ GO	4.125%	10/1/2038	2,300	2,316
[2]	Jersey City NJ GO	4.375%	10/1/2042	3,480	3,444
[2]	Jersey City NJ GO	4.375%	10/1/2043	3,599	3,527
[1]	Kearny NJ GO	3.000%	2/1/2030	1,680	1,680
[1]	Lakewood Township NJ GO	2.000%	11/1/2032	1,610	1,393
[1]	Lenape Regional High School District GO	4.000%	1/1/2041	3,750	3,677
[1]	Lenape Regional High School District GO	4.000%	1/1/2042	2,795	2,704
[2]	Lindenwold Boro School District GO	3.000%	2/1/2035	1,355	1,286
	Lodi Borough NJ GO	3.000%	2/1/2039	1,090	936
	Madison Borough Board of Education GO	1.000%	8/15/2031	2,525	2,218
	Manalapan-Englishtown Regional Board of Education GO	4.000%	7/15/2045	7,500	6,899
	Mercer County Lawrence Township School District GO	4.000%	8/1/2042	2,240	2,117
	Mercer County NJ GO	0.050%	2/15/2032	5,000	3,875
	Middlesex County Improvement Authority Auto Parking Revenue (New Brunswick Parking Deck Project)	4.000%	9/1/2051	3,000	2,660
[6]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/2053	26,000	26,476
[3]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB VRDO	3.880%	9/2/2025	9,650	9,650
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/2034	1,800	1,808
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/2036	50	51
	Monmouth County NJ GO	3.000%	7/15/2026	2,815	2,816
	Monmouth County NJ GO	5.000%	7/15/2034	580	618
	Monmouth Regional High School District GO	3.000%	2/1/2032	1,255	1,251
	Monmouth Regional High School District GO	3.000%	2/1/2033	1,015	998
[2]	Montclair Public Schools GO	4.000%	1/15/2043	750	685
	New Brunswick NJ BAN GO	5.000%	4/28/2026	1,800	1,827
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2030	2,000	2,043
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/2039	1,025	1,033
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/2026	605	613
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/2026	2,320	2,362
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,160	1,161
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	4,000	4,154
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2028	2,220	2,421
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/2030	775	765
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/2030	1,000	1,019
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	2,115	2,075
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	2,820	2,800
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	8,165	8,287
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	5,825	5,723
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	3,405	3,354
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	700	677
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2046	40	34
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	5,000	4,606
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2031	100	109
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	2,620	2,760
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2037	1,440	1,498
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2039	2,125	2,185
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2044	9,495	8,245
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/2049	6,875	5,787
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/2026	4,970	5,120
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2026	5,060	5,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	2,500	2,599
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/2028	6,790	7,357
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.375%	7/1/2047	310	270
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/2029	840	840
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2039	825	805
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2049	380	343
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/2054	2,185	1,953
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/2029	450	449
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2038	795	767
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/2050	1,100	935
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/2026	535	543
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/2027	560	578
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2037	130	122
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/2048	2,465	2,402
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	650	671
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2037	1,470	1,486
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2042	10,000	9,932
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2025	810	810
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/2027	5,000	5,270
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/2041	3,105	2,920
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/2049	5,000	4,354
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/2044	4,905	4,363
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,065	1,165
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2038	2,440	2,638
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	2,000	2,142
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/2025	260	261
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/2026	2,515	2,517
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2031	345	374
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2035	4,500	4,722
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2037	4,400	4,229
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2038	3,605	3,399
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	4,150	3,850
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2030	600	630
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2037	2,385	2,438
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	2,900	3,034
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	4,290	4,489
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	1,800	1,883
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/2035	2,290	2,386
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/2040	3,065	2,981
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,150	1,150
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2030	200	195
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,500	2,514
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2035	2,000	1,965
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	5,985	5,703
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,350	1,313
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,220	1,118
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	1,750	1,565
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2047	6,905	5,822
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2048	8,000	7,075
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/2032	2,345	2,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2027	6,000	6,239
	New Jersey Economic Development Authority Revenue	5.250%	4/1/2028	6,000	6,400
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/2025	130	130
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	935	971
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	3,000	3,046
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	295	307
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	250	238
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	490	508
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	565	577
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	4,000	4,051
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	10,265	10,429
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	6,250	6,322
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2031	2,150	2,182
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2032	285	286
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	1,000	1,034
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,845	2,929
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	3,000	3,101
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,305	2,340
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	2,890	2,919
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	420	452
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2033	390	391
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,500	2,577
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,340	2,401
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	430	430
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	95	96
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	2,475	2,497
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	680	726
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,825	1,876
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,485	1,575
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,500	2,570
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	2,340	2,394
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	850	850
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	1,475	1,490
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2035	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	1,130	1,191
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	1,485	1,516
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	2,100	2,120
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	1,175	951
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2036	1,800	1,800
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2036	775	735
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	4,975	5,084
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2036	3,285	3,439
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	2,350	1,838
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,100	1,144
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	1,340	1,340
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2037	930	943
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	1,980	2,040
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2038	750	796
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	2,000	1,455
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2039	600	580
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2039	1,050	1,076
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	2,000	1,398
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2040	1,000	946
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	2,670	2,342
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2040	1,230	1,230
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2041	3,025	2,036
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2041	850	794
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2041	2,000	2,094
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	515	355
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	750	691
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2042	2,080	2,085
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2043	4,000	4,228
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2043	2,155	2,211
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2044	1,400	1,429
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	12,640	12,585
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	440	366
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	6,105	5,049
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	850	756
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2047	5,000	4,602
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2047	2,845	2,106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/2049	1,400	1,072
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	6,695	4,541
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	9,450	7,812
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2050	2,850	2,482
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/2052	1,125	966
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	11,000	9,760
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/2054	6,100	6,370
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2028	275	292
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2029	400	431
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2030	280	306
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2031	275	302
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2032	250	273
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/2033	275	298
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2034	350	325
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2035	225	204
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2036	375	378
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2037	820	704
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/2038	300	296
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2039	770	628
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/2040	275	220
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	5,000	5,651
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	3.900%	9/2/2025	8,000	8,000
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/2026	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2039	2,810	2,954
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2040	2,000	2,086
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	1,750	1,810
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,140	1,170
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	1,250	1,276
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/2048	2,120	2,030
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/2053	2,230	2,262
	New Jersey GO	2.000%	6/1/2032	3,400	3,036
	New Jersey GO	2.000%	6/1/2033	1,500	1,296
	New Jersey GO	2.000%	6/1/2034	2,500	2,089
	New Jersey GO	2.250%	6/1/2034	2,785	2,406
	New Jersey GO	2.000%	6/1/2035	1,500	1,213
	New Jersey GO	2.000%	6/1/2036	1,500	1,171
	New Jersey GO	2.000%	6/1/2037	1,500	1,130
	New Jersey GO	5.000%	6/1/2041	5,000	5,061
	New Jersey GO	5.000%	6/1/2042	4,500	4,540
	New Jersey GO, Prere.	5.000%	6/1/2027	4,000	4,185
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/2028	1,225	1,300
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	35	35
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,100	2,103
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,860	2,890
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/2029	465	467
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,940	2,969
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,950	1,953
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,200	2,219
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,540	1,673
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,850	1,853
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	500	502
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,310	2,326
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	300	309
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,055	2,091
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,695	1,617
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,455	2,628
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/2033	3,620	3,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,220	1,235
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	5,080	5,158
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,305	3,516
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,340	2,373
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,725	2,755
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,040	2,157
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,190	2,219
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,500	1,598
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,000	989
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	750	767
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	6,925	7,117
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,500	2,549
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,500	1,581
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/2036	2,000	1,592
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,750	3,646
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,000	1,009
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,365	2,403
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,500	1,567
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,670	4,510
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	6,755	6,904
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,600	3,646
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,645	1,704
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,130	983
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,360	4,158
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,380	1,360
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	1,030	878
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,955	3,708
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	7,000	6,798
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	13,000	13,237
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	3,240	2,711
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,075	3,902
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	8,000	7,461
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	2,625	2,150
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	12,500	11,580
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,000	937
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	6,000	6,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,136
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	11,445	9,956
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	2,000	2,120
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	9,135	8,206
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/2046	2,500	1,494
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2046	6,480	4,754
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	9,855	8,480
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2047	5,395	4,491
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	18,165	14,722
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2049	10,400	7,332
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/2051	3,235	1,899
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	8,175	5,823
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2051	13,130	9,101
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	21,200	17,999
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2052	3,280	2,615
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/2054	15,875	13,449
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/2054	3,185	2,836
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,600	9,902
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	9,000	9,179
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.940%	9/2/2025	21,000	21,000
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.850%	9/2/2025	4,095	4,095
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/2026	65	66
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,165	1,186
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	800	815
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	1,000	1,018
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,875	2,928
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,745	2,796
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/2026	5,750	5,770
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	995	1,003
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,000	1,007
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	640	651
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.875%	4/1/2031	2,230	2,023
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	6,355	6,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2035	8,965	8,738
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/2036	1,150	907
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2037	2,965	2,987
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2038	3,365	3,117
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/2039	4,830	4,523
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	5/1/2040	5,530	5,185
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	2,030	1,437
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	3,000	3,002
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/2040	2,150	1,550
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2041	7,000	6,938
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,000	706
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2042	10,860	10,610
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/2043	1,100	984
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/2044	4,710	4,584
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2045	3,240	2,122
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.050%	10/1/2045	11,000	11,058
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2045	1,000	663
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/2045	1,000	870
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/2046	3,825	2,478
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/2046	4,815	4,689
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	1,000	662
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2047	675	585
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2048	825	722
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/2049	2,200	1,817
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	865	625
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.700%	10/1/2050	5,750	5,533
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2050	9,895	10,086
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2050	1,000	621
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.150%	11/1/2050	3,000	3,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/2051	12,595	12,646
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/2051	1,000	630
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/2052	4,895	2,994
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	2,295	2,274
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	14,565	15,130
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/2053	650	535
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	3,355	3,114
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/2055	7,165	6,651
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2055	6,210	6,762
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.200%	11/1/2055	5,000	5,032
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	10,605	12,008
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/2056	1,000	594
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,000	611
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	1,825	1,691
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/2060	3,940	3,651
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.250%	11/1/2060	2,000	2,012
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	4.080%	12/1/2025	2,665	2,673
[9]	New Jersey Housing & Mortgage Finance Agency Revenue	5.250%	12/20/2065	5,100	5,191
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2044	800	839
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/2046	1,720	1,011
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2046	2,000	2,080
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2049	2,065	2,136
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/2051	2,500	1,379
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/2052	2,230	2,286
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2040	2,705	1,821
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2046	6,655	3,807
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/2050	5,530	3,095
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2031	925	993
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2033	330	350
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2040	1,200	1,294
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2041	2,000	2,131
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2042	2,000	2,108
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2043	6,670	6,978
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2044	2,000	2,080
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/2045	5,250	5,447
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2050	9,500	9,907
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/2055	8,000	8,280
	New Jersey Rutgers State University College & University Revenue VRDO	3.350%	9/2/2025	23,675	23,675
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	2,995	2,894
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	6,020	5,817
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	4,075	4,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	565	515
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	4,705	4,290
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	755	691
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	5,805	5,908
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	1,270	1,293
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	5,060	4,480
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	4,000	4,067
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	10,550	10,727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/2031	1,335	1,345
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	10,430	10,591
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2031	2,025	2,076
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	10,105	7,899
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2032	1,030	799
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	1,000	1,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	12,240	12,860
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	1,000	1,066
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2034	285	202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	3,250	3,393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	875	548
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	6,775	4,244
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	8,335	4,917
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,700	1,593
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	8,370	4,632
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	1,250	701
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	3,485	3,395
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	2,195	2,251
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2040	1,915	1,781
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	5,180	2,536
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	5,395	4,923
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	7,000	6,359
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	1,000	1,068
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	4,760	4,506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	3,160	2,939
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	6,600	6,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2046	18,820	16,092
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	19,000	13,122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	8,150	6,933
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	9,365	9,551
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/2028	1,245	1,351
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/2032	1,000	1,176
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2036	2,000	1,975
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,000	2,865
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	2,495	2,137
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	655	609
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	2,715	2,369
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	13,125	11,296
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	14,310	11,175
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	16,780	11,589
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	1,250	1,063
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	6,070	5,163
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2028	5,525	5,995
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/2030	215	242
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	8,000	8,632
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	8,680	8,258
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	10,055	10,503
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	5,000	4,486
[1]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	4,000	3,640
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	17,725	18,154
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	2,325	2,429
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,275	1,318
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	7,500	7,678
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	500	505
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	10,590	10,659
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2050	8,185	7,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	1,675	1,706
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/2055	7,415	6,295
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	50,125	50,818
[3,8]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue TOB VRDO	3.880%	9/2/2025	4,000	4,000
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	12,000	6,641
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	4,080	2,125
[10,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2026	595	576
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/2038	175	98
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2026	12,125	12,238
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	2,495	2,814
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,011
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	3,890	4,011
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	28,665	26,371
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	5,020	4,638
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,000	1,040
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/2043	8,000	7,625
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,320	2,419
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	4,635	4,786
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,525	2,617
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	26,665	27,399
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,000	2,064
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2048	5,705	5,042
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/2048	7,555	7,229
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	23,920	24,789
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	19,660	20,446
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	15,000	12,918
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	6,000	6,165
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/2054	16,615	14,400
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2054	17,315	17,886
	New Jersey Turnpike Authority Highway Revenue	4.750%	1/1/2055	10,000	9,764
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	34,980	36,277
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.880%	9/2/2025	8,000	8,000
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.880%	9/2/2025	6,930	6,930
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.880%	9/2/2025	5,160	5,160
	New Milford Borough NJ GO	2.000%	4/1/2032	270	240
[2]	Newark Board of Education GO	5.000%	7/15/2032	875	968
[2]	Newark Board of Education GO	5.000%	7/15/2033	520	569
[2]	Newark Board of Education GO	4.000%	7/15/2035	500	509
[2]	Newark Board of Education GO	4.000%	7/15/2036	475	480
[2]	Newark Board of Education GO	4.000%	7/15/2037	450	451
[2]	Newark Board of Education GO	3.000%	7/15/2038	1,350	1,119
[2]	Newark Board of Education GO	3.000%	7/15/2039	1,550	1,257
[2]	Newark Board of Education GO	3.000%	7/15/2040	3,025	2,409
[2]	Newark Board of Education GO	3.000%	7/15/2041	3,855	3,014
[2]	Newark Board of Education GO	3.000%	7/15/2042	800	615
[7]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/2032	5,500	5,871
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/2037	8,600	8,494
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/2052	3,920	4,115
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/2062	9,370	10,150
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.250%	2/1/2043	1,075	1,080
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.500%	2/1/2051	1,600	1,603
[1]	North Bergen Township Board of Education GO	4.000%	7/15/2041	910	879
	North Brunswick Township Board of Education GO	3.250%	8/15/2031	395	396
	North Brunswick Township Board of Education GO	3.375%	8/15/2037	1,695	1,560
	North Brunswick Township Board of Education GO	4.000%	5/15/2044	4,430	4,156
	North Brunswick Township Board of Education GO	4.000%	5/15/2045	4,600	4,287
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2037	1,485	1,654
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2038	1,000	1,100
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2039	1,100	1,196
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2040	1,100	1,180
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2041	1,000	1,064
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2042	1,045	1,099
	Ocean City NJ GO	2.250%	9/15/2032	2,370	2,127
	Ocean City NJ GO	3.000%	10/15/2037	4,380	3,870
	Ocean City NJ GO	2.000%	10/15/2038	4,380	3,258
	Ocean County NJ GO	4.375%	11/1/2041	3,405	3,464
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/2041	1,750	1,709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/2042	1,750	1,687
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/2043	1,680	1,588
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/2042	2,500	2,519
	Passaic County Improvement Authority Charter School Aid Revenue	4.125%	7/1/2033	1,000	1,006
	Passaic County Improvement Authority Charter School Aid Revenue	4.500%	7/1/2040	1,200	1,143
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	7/1/2044	1,000	960
	Passaic County Improvement Authority Charter School Aid Revenue	4.750%	1/1/2045	1,060	946
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2055	1,000	892
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/2060	1,700	1,482
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	4.250%	7/1/2033	520	527
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.250%	7/1/2043	1,340	1,344
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.375%	7/1/2053	1,000	989
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.500%	7/1/2058	2,000	1,999
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/2033	720	721
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2033	110	114
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/2034	125	128
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2036	145	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2037	150	133
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/2044	755	578
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/2035	1,200	1,230
	Passaic County NJ GO	3.000%	5/1/2032	540	540
	Passaic County NJ GO	1.000%	12/1/2035	1,675	1,223
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2035	1,615	1,473
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2036	1,495	1,331
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2037	1,935	1,674
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2038	970	818
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/2039	500	414
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2041	360	379
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/2043	800	833
	Pemberton NJ BAN GO	4.000%	5/21/2026	4,000	4,038
	Rancocas Valley Regional High School District GO	3.000%	3/15/2039	1,300	1,113
	Rancocas Valley Regional High School District GO	3.000%	3/15/2040	1,300	1,100
	Ridgewood Bergen County NJ GO	2.000%	1/15/2042	505	342
	Saddle Brook Township NJ GO	2.125%	2/15/2033	500	432
	Saddle Brook Township NJ GO	2.250%	2/15/2034	500	425
	Salem County NJ GO	2.000%	6/15/2028	1,150	1,101
[2]	Salem County NJ GO	3.000%	6/15/2033	270	258
	Salem County NJ GO	2.000%	6/15/2036	1,680	1,284
	Salem County NJ GO	2.000%	6/15/2037	1,835	1,352
[2]	Sayreville School District GO	4.000%	1/15/2042	2,160	2,076
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2034	1,915	1,923
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/2039	2,910	2,913
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	200	215
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2028	1,140	1,226
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2029	500	547
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	500	547
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	500	543
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	500	539
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2033	500	535
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2038	1,500	1,594
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2039	2,285	2,161
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	1,000	1,032
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2039	2,110	2,223
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	2,125	1,952
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2040	1,250	1,283
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	3,250	3,331
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	1,750	1,782
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/2042	2,000	1,935
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	8,975	8,981
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2045	2,000	2,028
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/2047	2,635	2,459
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	12,235	10,264
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	3,265	2,805
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2050	1,305	1,121
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	5,900	5,996
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/2052	3,650	3,754

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Orange & Maplewood School District GO	2.000%	11/1/2031	215	193
	South Orange & Maplewood School District GO	2.000%	8/15/2032	115	102
	South Orange & Maplewood School District GO	2.000%	8/15/2034	205	169
	South Orange & Maplewood School District GO	2.250%	11/1/2037	1,120	860
	South Orange & Maplewood School District GO	3.000%	8/15/2038	1,125	976
	South Orange & Maplewood School District GO	2.250%	11/1/2038	1,000	740
[2]	South Orange & Maplewood School District GO	2.500%	11/1/2039	1,955	1,466
	South Orange & Maplewood School District GO	2.000%	8/15/2040	1,550	1,034
	South Orange & Maplewood School District GO	2.125%	8/15/2041	1,525	1,001
	South Orange & Maplewood School District GO	2.500%	11/1/2042	3,100	2,115
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/2041	1,100	882
	Tenafly School District GO	3.375%	8/1/2039	1,670	1,510
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	2,310	2,430
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,500	1,575
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,750	5,985
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,645	2,729
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,955	3,035
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	2,920	2,987
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,595	2,642
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,100	2,942
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	8,650	8,768
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	20,000	19,266
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2046	6,415	6,165
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/2046	2,845	2,815
	Toms River Board of Education GO	3.000%	7/15/2033	175	152
	Toms River Board of Education GO	3.000%	7/15/2036	1,815	1,485
	Toms River Board of Education GO	3.000%	7/15/2037	1,925	1,547
	Toms River Board of Education GO	3.000%	7/15/2038	750	586
	Toms River Township NJ GO	4.000%	1/15/2040	2,595	2,478
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/2054	2,500	2,181
	Union County Township NJ BAN GO	4.000%	4/2/2026	5,000	5,040
	Union County Township NJ GO	1.000%	8/1/2032	1,094	898
	Vineland NJ GO	4.000%	11/1/2040	2,600	2,551
	Vineland NJ GO	4.000%	11/1/2041	2,600	2,510
	Vineland NJ GO	4.000%	11/1/2042	2,300	2,187
	Washington Morris County Township Board of Education GO	4.000%	8/15/2042	1,140	1,072
	West Deptford Township NJ GO	3.000%	2/15/2032	640	636
	West Windsor-Plainsboro NJ Regional School District GO	2.375%	8/1/2036	3,325	2,744
	Willingboro Township NJ GO	2.125%	9/1/2033	200	169
[1]	Willingboro Township School District GO	4.125%	8/15/2043	4,075	3,864
	Woolwich Township NJ GO	3.000%	5/1/2040	1,740	1,529
	Woolwich Township NJ GO	3.000%	5/1/2041	1,740	1,499
					2,398,947
Delaware (0.8%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2034	170	188
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2035	1,000	935
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	1,000	912
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2036	170	185
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	1,000	884
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	350	377
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2037	170	183
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	1,000	858
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	170	182
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2038	600	658
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2039	150	160
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2040	700	679
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	170	180
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	500	537
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2040	650	698
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2041	450	426
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	185	194
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	1,440	1,530
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2041	750	797
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2042	750	697
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	170	177
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,500	1,579
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2042	1,000	1,053
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	1,500	1,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2043	750	784
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	1,745	1,812
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2044	700	727
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/2046	1,000	888
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/2049	1,000	1,024
					20,872
Guam (0.3%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	250	267
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	115	120
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	120	124
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2050	4,000	4,018
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	1,665	1,696
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	200	197
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	390	414
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,780	1,579
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	55	55
					8,470
New York (5.9%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/2028	505	525
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,560	5,829
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	3,140	3,148
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	3,300	3,649
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	1,000	979
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2039	4,605	4,997
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,000	1,069
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	3,150	3,044
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	935	904
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	500	533
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2041	1,520	1,606
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2041	1,530	1,626
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2042	2,555	2,681
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	4,000	4,165
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	240	252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,000	2,105
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,000	1,041
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	525	542
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,730	1,787
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	1,000	1,040
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,310	1,353
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,095	1,133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,480	1,523
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,145	2,212
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2046	2,575	2,272
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2048	3,315	3,354
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	3,500	3,557
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	6,850	6,964
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2049	8,000	6,847
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	11,825	12,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2052	5,000	5,037
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	2,000	2,048
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	8,000	8,057
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	3,000	3,025
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	19,105	19,350
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	5,170	5,237
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	30,745	31,133
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	1,200	1,242
[3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.850%	9/2/2025	2,135	2,135
					160,016
Pennsylvania (2.1%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2033	2,250	2,325
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2033	135	145
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/2034	1,660	1,660
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	1,000	1,030
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2034	135	144
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2035	175	186
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	2,260	2,318
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2036	155	164
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	5,490	5,619
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	150	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2042	17,000	17,078
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	12,040	12,062
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	1,000	1,037
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2038	3,900	4,025
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2039	3,500	3,601
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2040	2,500	2,505
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2037	1,000	1,104
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,094
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2039	875	947
					57,202
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,647	1,703
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	2,546	2,713
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	3,663	4,017
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	680	476
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	2,708	2,647
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	1,048	1,004
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	3,508	3,255
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,083	3,551
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,080	1,130
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	5,010	5,231
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,315	2,427
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	285	294
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	780	800
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	256
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	70	72
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,260	1,949
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2047	250	233
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	746	702
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	602	528
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	1,001	804
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	843	616
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	5,088	4,708
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	178	165
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	3,480	1,093
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/2053	1,000	860
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/2058	1,134	999
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/2058	6,303	5,764
					47,997
Total Tax-Exempt Municipal Bonds (Cost $2,822,521)					2,693,504

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	3,987	2,501
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	1,644	1,067
Total Taxable Municipal Bonds (Cost $3,523)				3,568
Total Investments (99.1%) (Cost $2,826,044)				2,697,072
Other Assets and Liabilities—Net (0.9%)				23,269
Net Assets (100%)				2,720,341
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $106,117, representing 3.9% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
6	Securities with a value of $1,029 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by bank letter of credit.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	156	32,532	57
5-Year U.S. Treasury Note	December 2025	139	15,216	74
Ultra 10-Year U.S. Treasury Note	December 2025	126	14,415	120
				251

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2025	(204)	(23,778)	69
				320
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	RBC	470	Buy	5-Year MMD AAA General Obligation Scale	3.460%	18	18	—
4/22/2026	MSCS	350	Buy	5-Year MMD AAA General Obligation Scale	3.460%	13	13	—
4/23/2026	JPMC	1,230	Buy	5-Year MMD AAA General Obligation Scale	3.380%	42	42	—
4/28/2026	MSCS	775	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(13)	—	(13)
4/28/2026	JPMC	515	Buy	30-Year MMD AAA General Obligation Scale	4.700%	(8)	—	(8)
4/29/2026	RBC	773	Buy	30-Year MMD AAA General Obligation Scale	4.650%	(20)	—	(20)
5/6/2026	RBC	210	Buy	10-Year MMD AAA General Obligation Scale	3.620%	2	2	—
5/6/2026	MSCS	195	Buy	10-Year MMD AAA General Obligation Scale	3.640%	2	2	—

Over-the-Counter Swaps - Municipal Market Data Rate Locks (continued)							(continued)	(continued)
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
5/19/2026	RBC	340	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(6)	—	(6)
5/19/2026	MSCS	312	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(5)	—	(5)
8/20/2026	RBC	2,000	Buy	5-Year MMD AAA General Obligation Scale	2.790%	4	4	—
8/20/2026	MSCS	860	Buy	5-Year MMD AAA General Obligation Scale	2.840%	4	4	—
						33	85	(52)
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,693,504	—	2,693,504
Taxable Municipal Bonds	—	3,568	—	3,568
Total	—	2,697,072	—	2,697,072
Derivative Financial Instruments
Assets
Futures Contracts[1]	320	—	—	320
Swap Contracts	—	85	—	85
Total	320	85	—	405
Liabilities
Swap Contracts	—	(52)	—	(52)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.